Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 11,608,855	$ 1,041,008
Restricted cash (note 3)	10,905	9,196
Short-term investments (note 4)	1,806,449	135,248
Accounts receivable – net (note 5)	952,402	253,487
Inventories (note 6)	375,511	105,813
Prepaid expenses and deposits	160,987	15,541
Total current assets	14,915,109	1,560,293
Property, plant and equipment – net (note 7)	903,298	200,371
Prepaid land lease payments (note 8)	39,730	8,247
Intangible assets - net (note 9)	1,480	1,474
Long-term prepaid expenses (note 12(b))	25	25
Long-term investments (note 4)	655,835
Prepayments for acquisition of equipment	65,290	20,192
Deferred tax assets (note 14)	52,031	26,891
Right-of-use assets (notes 10 and 12(b))	115,376	83,833
Total assets	16,748,174	1,901,326
Current liabilities
Short-term bank loans and current portion of long-term bank loans (note 11)	3,099	32,941
Loan from a non-controlling shareholder (note 12 (a))	1,582	6,155
Accounts payable and accrued liabilities (note 13)	1,020,651	211,428
Income tax payable	1,267,504	35,262
Deferred revenue (note 15)	79,941	364,005
Deferred government grants (note 16)	12,559	15,159
Dividend payable (note 18)	17,125	11,143
Lease liability (notes 10 and 12(b))	10,385	3,517
Total current liabilities	2,412,846	679,610
Deferred government grants (note 16)	4,870	4,229
Long-term bank loans (note 11)	12,668	2,155
Deferred tax liability	324,164	2,724
Loan from a non-controlling shareholder (note 12 (a))	4,708	6,130
Lease liability (notes 10 and 12(b))	112,465	85,488
Other non-current liabilities (note 14)	444	865
Total long-term liabilities	459,319	101,591
Total liabilities	2,872,165	781,201
Commitments and contingencies (notes 17 and 23)
EQUITY
Preferred stock (note 18) Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813, including 14,630,813 held in trust (2019 – 14,630,813, 14,630,813)	15	15
Common stock (note 18) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,294,743, including 27,777,341 held in trust (2019 - 98,903,243, 27,777,341)	100	99
Additional paid-in capital	547,691	538,924
Subscriptions receivable	(7,109)	(7,109)
Accumulated other comprehensive income	130,622	19,925
Statutory surplus reserves (note 20)	1,514,297	50,377
Accumulated earnings	7,141,819	144,241
Total shareholders' equity	9,327,435	746,472
Non-controlling interests	4,548,574	373,653
Total equity	13,876,009	1,120,125
Total liabilities and equity	$ 16,748,174	$ 1,901,326